Deposits - Summary of Deposit Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2026	Oct. 31, 2025
Disclosure of deposits [line items]
Total deposits	$ 1,542,216	$ 1,515,616
U.S. dollars [member]
Disclosure of deposits [line items]
Total deposits	581,000	570,000
British pounds [member]
Disclosure of deposits [line items]
Total deposits	52,000	42,000
Euro [member]
Disclosure of deposits [line items]
Total deposits	80,000	76,000
Other currencies [member]
Disclosure of deposits [line items]
Total deposits	$ 37,000	$ 36,000